FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Carrying Amount and Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other invested assets	Other invested assets
Financial assets
Available-for-sale fixed maturity securities	$ 64,209,000,000
Equity securities	7,972,000,000	$ 3,854,000,000
Mortgage loans on real estate, net of allowance	11,231,000,000	12,426,000,000
Real estate partnerships	4,241,000,000	3,438,000,000
Policy loans	234,000,000	276,000,000
Short-term investments	475,000,000	4,400,000,000
Cash and cash equivalents	13,014,000,000	12,243,000,000
Other assets – market risk benefit assets	2,783,000,000	2,461,000,000
Separate account assets	822,000,000	1,343,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	6,488,000,000	1,160,000,000
Market risk benefits	4,536,000,000	3,655,000,000
Separate account liabilities	822,000,000	1,343,000,000	$ 1,189,000,000
Equity securities measured at cost	6,700,000,000	3,100,000,000
Equities without readily determinable fair values	250,000,000	0
Amounts loaned under reverse repurchase agreements	400,000,000	400,000,000
Collateral received	872,000,000	783,000,000
Carrying Amount
Financial assets
Available-for-sale fixed maturity securities	64,209,000,000	53,802,000,000
Equity securities	7,972,000,000	3,854,000,000
Mortgage loans on real estate, net of allowance	11,231,000,000	12,426,000,000
Private loans, net of allowance	8,415,000,000	5,204,000,000
Real estate partnerships	2,343,000,000	1,487,000,000
Policy loans	234,000,000	276,000,000
Short-term investments	475,000,000	4,400,000,000
Derivative assets	1,611,000,000	1,361,000,000
Separately managed accounts	54,000,000	71,000,000
Other	1,189,000,000	956,000,000
Cash and cash equivalents	13,014,000,000	12,243,000,000
Reinsurance funds withheld – embedded derivative	48,000,000	18,000,000
Other assets – market risk benefit assets	1,174,000,000	856,000,000
Separate account assets	822,000,000	1,343,000,000
Total financial assets	112,791,000,000	98,297,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	6,414,000,000	1,123,000,000
Market risk benefits	4,536,000,000	3,655,000,000
Notes payable	205,000,000	189,000,000
Corporate and non-recourse borrowings	5,485,000,000	4,351,000,000
Funds withheld for reinsurance liabilities – embedded derivative	74,000,000	37,000,000
Other liabilities – derivative liabilities	37,000,000	27,000,000
Separate account liabilities	822,000,000	1,343,000,000
Total financial liabilities	17,573,000,000	10,725,000,000
Fair Value
Financial assets
Available-for-sale fixed maturity securities	64,209,000,000	53,802,000,000
Equity securities	7,972,000,000	3,854,000,000
Mortgage loans on real estate, net of allowance	11,343,000,000	12,240,000,000
Private loans, net of allowance	8,489,000,000	5,320,000,000
Real estate partnerships	2,343,000,000	1,487,000,000
Policy loans	234,000,000	276,000,000
Short-term investments	475,000,000	4,400,000,000
Derivative assets	1,611,000,000	1,361,000,000
Separately managed accounts	54,000,000	71,000,000
Other	1,188,000,000	958,000,000
Cash and cash equivalents	13,014,000,000	12,243,000,000
Reinsurance funds withheld – embedded derivative	48,000,000	18,000,000
Other assets – market risk benefit assets	1,174,000,000	856,000,000
Separate account assets	822,000,000	1,343,000,000
Total financial assets	112,976,000,000	98,229,000,000
Financial liabilities
Policyholders’ account balances – embedded derivative	6,414,000,000	1,123,000,000
Market risk benefits	4,536,000,000	3,655,000,000
Notes payable	205,000,000	189,000,000
Corporate and non-recourse borrowings	5,574,000,000	4,371,000,000
Funds withheld for reinsurance liabilities – embedded derivative	74,000,000	37,000,000
Other liabilities – derivative liabilities	37,000,000	27,000,000
Separate account liabilities	822,000,000	1,343,000,000
Total financial liabilities	17,662,000,000	10,745,000,000
Not subject to fair value hierarchy
Financial assets
Other	782,000,000	637,000,000
Separate account assets	0	31,000,000
Financial liabilities
Derivative cash collaterals	$ 1,500,000,000	$ 1,300,000,000